Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of inventories [line items]
Prepayments	$ 428	$ 316
Total	4,119	3,913
Inventories other than work in progress
Inventories stated at net realizable value	57	42
Carrying amount of inventories subject to collateral	0	0
Adjustments [Member]
Disclosure of inventories [line items]
Prepayments		316
Total		3,889
Inventories other than work in progress
Inventories stated at net realizable value		42
Carrying amount of inventories subject to collateral		0
Current Inventories [Member]
Disclosure of inventories [line items]
Prepayments	101	90
Raw materials and consumables	2,304	2,143
Work in progress	387	391
Finished goods	1,216	1,166
Goods purchased for resale	$ 111	124
Current Inventories [Member] | Adjustments [Member]
Disclosure of inventories [line items]
Prepayments		90
Raw materials and consumables		2,119
Work in progress		391
Finished goods		1,166
Goods purchased for resale		$ 124